AVAILABLE- FOR- SALE INVESTMENTS	12 Months Ended
Dec. 31, 2011
AVAILABLE-FOR-SALE INVESTMENTS
AVAILABLE-FOR-SALE INVESTMENTS

11.                   AVAILABLE-FOR-SALE INVESTMENTS

	December 31
	2010	2011
	RMB’000	RMB’000	US$’000

Investment in a mutual fund (a)	—	97,564	15,501
Investment in Series A preferred shares of an unlisted company (b)	—	1,716	273

	—	99,280	15,774

(a) On April 4, 2011, the Company purchased 9,790.59 units of a mutual fund for RMB97,931,000.

The Company has accounted for the investment in the mutual fund as an available-for-sale security, where such investment will be carried at fair value, with unrealized gains and losses excluded from earnings and reported as a net amount in a separate component of shareholder’s equity of other comprehensive income until realized. As of December 31, 2011, the fair value of this investment was RMB97,564,000 (US$15,501,000), which was derived from level one observable inputs, with the change in fair value of RMB367,000 (US$58,000) recorded in other comprehensive income. There was no impairment indicators noted associated with this investment as of December 31, 2011.

(b) On April 28, 2011, the Company entered into an agreement with an unlisted company in the PRC to purchase 970,591 Series A convertible redeemable preferred shares (“Series A Preferred Shares”) for RMB1,259,000 (US$200,000). The Company has the right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price.

The Company has accounted for the investment in the Series A Preferred Shares as an available-for-sale investment where such investment will be carried at fair value, with unrealized gains and losses excluded from earnings and reported as a separate component of shareholder’s equity within other comprehensive income until realized. As of December 31, 2011, the fair value of the investment in the unlisted company was RMB1,716,000 (US$273,000) with the change of fair value of RMB457,000 (US$73,000) recorded in other comprehensive income. There were no indicators of impairment noted associated with this investment as of December 31, 2011.